SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Guarantor and Issuer, Guaranteed Security [Line Items]
Total		$ 3,673	$ 920
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Prepaid expenses	[1]	3,157	454
Tax authorities		358	280
Proof of concept receivables		86	116
Other		72	70
Total		$ 3,673	$ 920

[1]	The prepaid expenses include